Taxation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax credit
Current tax credited to the income statement	£ 1,253	£ 1,936	£ 1,002
Taxation payable in respect of foreign subsidiary		(25)
Total current tax credit	1,253	1,911	1,002
Deferred tax credit
Reversal of temporary differences	12	7,249	131
Total tax credit	£ 1,265	£ 9,160	£ 1,133